INCOME TAX PROVISION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX PROVISION

14. INCOME TAX PROVISION

We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, commencing with the taxable year ended December 31, 2000. As a REIT, U.S. federal income tax law generally requires us to distribute annually at least 90% of our REIT taxable income, without regard to the deduction for dividends paid and excluding net capital gains, and that we pay tax at regular corporate rates to the extent that we annually distribute less than 100% of our net taxable income. We are also subject to U.S. federal, state and local income taxes on our domestic taxable REIT subsidiaries (“TRS”) based on the tax jurisdictions in which they operate.

During the six months ended June 30, 2026 and 2025, we recorded a current income tax provision of $44,687 and $28,501 related to activities of our taxable REIT subsidiaries. There was a $223,388 income tax asset related to the operating activities of our TRS entities as of June 30, 2026 and December 31, 2025, respectively.

We have calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the projected full fiscal year to the TRS pretax income or loss excluding unusual or infrequently occurring discrete items for the reporting period, and have accounted for the REIT’s minimum state income taxes as a discrete item in the reporting period.

In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Company adopted the disclosures on a prospective basis which did not create a material impact to our consolidated financial statements.

14. INCOME TAX PROVISION

The Company is operated as, and has elected to be taxed as, a REIT under Sections 856 to 860 of the Code. As a REIT, the Company is generally not subject to corporate level income taxes on REIT taxable income that is distributed to its shareholders. The Company accounts for income taxes under the asset and liability method under which it recognizes deferred income taxes, net of valuation allowances, if any, for the estimated future tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and its tax bases and net operating loss and tax credit carryforwards. The Company may, from time to time, be assessed interest or penalties by tax jurisdictions, although any such assessments historically have been minimal and immaterial to its financial results. In the event the Company has such an assessment from a taxing authority, it is its accounting policy to recognize any interest and penalties as a component of income tax. We, together with one of our entities, have elected to treat certain subsidiaries as a taxable REIT subsidiary (a “TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as non-customary services for our tenants, and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes. The Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. Neither the Company nor its subsidiaries have been assessed any significant interest or penalties for tax positions by any tax jurisdictions.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The provision (benefit) for income taxes related to our TRS entities consists of the following for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current income tax expense (benefit)
Federal	$(25,778)	$(17,835)
State	31,068	30,572
Total current income tax expense (benefit)	5,290	12,737

Deferred income tax expense
Federal	424,119	40,279
State	33,761	7,839
Total deferred income tax expense	457,880	48,118

Total income tax (benefit) expense	$463,170	$60,855

Income tax provision differed from the amount computed by applying the U.S. federal income tax rate of 21% to income (loss) before taxes, as follows:

	December 31, 2025		December 31, 2024

Taxes at federal statutory rate	$4,979	21.0%	$103,369	21.0%
State and local income tax, net of federal income tax effect	3,797	16.0%	—	0.0%
Re-rate of state deferreds	21,383	90.2%	48,564	9.9%
REIT minimum state and local income tax	20,468	86.3%	—	0.0%
Other - Other investment write off	382,622	1613.8%	—	0.0%
Other - True-up adjustments	7,115	30.0%	—	0.0%
Other - Partnership basis true-up	22,806	96.2%	(91,078)	-18.5%

Total income tax expense	$463,170	1954%	$60,855	12.4%

The pretax income in our TRS for the years ended December 31, 2025 and 2024 totaled approximately $24,000 and $492,000, respectively.

The tax effects of temporary differences which give rise to significant portions of deferred tax assets are as follows as of December 31:

	For The Years Ended
	2025	2024
Deferred Tax Assets
Deferred Revenue	$1,398	$—
State Taxes	—	8
Fixed Asset	145,680	243,662
Basis difference in investments	9,027	54,974
Net operating loss	68,952	—
Total deferred tax asset	225,057	298,644

Deferred Tax Liabilities
State Taxes	(912)	—
Prepaids	(757)	—
Net deferred tax assets	223,388	298,644

Net deferred tax assets (liability)	$223,388	$298,644

As of December 31, 2025, the Company had net operating loss carryforwards of $321,111 for federal, $36,361 for state income tax purposes. The Company’s state loss carryforwards will begin to expire starting in 2041 if not utilized.

Management assessed the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective positive evidence evaluated was the history of cumulative income for Model Homes Inc. incurred over the three-year period ended December 31, 2025. Such objective evidence provides support for no valuation allowance to be recorded for the year ended December 31, 2025.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves income tax disclosures through enhanced disaggregation within the rate reconciliation table and disaggregation of income taxes paid by jurisdiction. The amendment is effective for fiscal years beginning after December 15, 2024 and early adoption is permitted. The amendments should be applied on a prospective basis, however, retrospective application is permitted. The adoption of this ASU only impacted disclosures with no impact on the Company’s consolidated financial statements.

Cash Taxes Paid (net of refunds)

FEDERAL	$29,009
STATE
AL	4,000
CA	20,452
TX	20,659
WI	3,581
OTHER	1,147
TOTAL	$78,848